Shareholder Report, Holdings (Details)	Sep. 30, 2025
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom Retirement Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom Retirement Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom Retirement Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom Retirement Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Advisor Freedom Retirement Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Freedom Retirement Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom Retirement Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom Retirement Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom Retirement Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom Retirement Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Freedom Retirement Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Retirement Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Freedom Retirement Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	65.90%
Fidelity Advisor Freedom Retirement Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Freedom Retirement Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Freedom Retirement Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Retirement Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2065 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Freedom 2065 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2065 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2065 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2065 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2065 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2065 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2065 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.80%
Fidelity Advisor Freedom 2065 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2060 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2060 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2060 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2060 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2060 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2060 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2060 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2060 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2060 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2060 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2060 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2060 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2060 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2060 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2055 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2055 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2055 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2055 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2055 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2055 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2055 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2055 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2055 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Fidelity Advisor Freedom 2055 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2055 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2050 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2050 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2050 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2050 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2050 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2050 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2050 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2050 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2050 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2050 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.20%
Fidelity Advisor Freedom 2050 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Advisor Freedom 2050 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2045 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2045 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2045 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Freedom 2045 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2045 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2045 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2045 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	54.10%
Fidelity Advisor Freedom 2045 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Freedom 2045 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Freedom 2040 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Freedom 2040 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Freedom 2040 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2040 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2040 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Freedom 2040 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.90%
Fidelity Advisor Freedom 2040 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Advisor Freedom 2040 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Freedom 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2035 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Fidelity Advisor Freedom 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.90%
Fidelity Advisor Freedom 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity Advisor Freedom 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Freedom 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Freedom 2030 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2030 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	37.60%
Fidelity Advisor Freedom 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Advisor Freedom 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Advisor Freedom 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity Advisor Freedom 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2025 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Fidelity Advisor Freedom 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Fidelity Advisor Freedom 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Freedom 2025 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Freedom 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Freedom 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Freedom 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Freedom 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Advisor Freedom 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity Advisor Freedom 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Freedom 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity Advisor Freedom 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Freedom 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Freedom 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2015 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Freedom 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	56.10%
Fidelity Advisor Freedom 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Freedom 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Advisor Freedom 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2010 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2010 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity Advisor Freedom 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Freedom 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Freedom 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Freedom 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Freedom 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Freedom 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Freedom 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Fidelity Advisor Freedom 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Freedom 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Freedom 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Freedom 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Freedom 2070 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Freedom 2070 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Freedom 2070 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Freedom 2070 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%